Additional Information Required by the Argentine Central Bank - Special Guarantees Accounts (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Argentine Central Bank
Disclosure of restricted assets [line items]
Escrow Accounts	$ 266,554,216	$ 207,071,703
Naranja Digital Compañía Financiera S.A.U.
Disclosure of restricted assets [line items]
Escrow Accounts	93,340,066	10,609,723
Banco GGAL S.A.
Disclosure of restricted assets [line items]
Escrow Accounts	$ 110,404,547	$ 0